Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Gotham Enhanced 500 ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%		14.37%
Gotham 1000 Value ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	9.30%
Gotham Short Strategies ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.47%)			0.92%	(2.89%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		14.72%	16.47%	15.30%
Russell 1000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	16.88%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	9.90%
50% Inverse of the S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.95%)			(9.30%)	(8.39%)